STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Equity
Balance at Dec. 31, 2007		$ 51,000	$ (46,000)	$ (82,759)	$ (77,759)
Balance - shares at Dec. 31, 2007		510,000,000			510,000,000
Contributed services of shareholder			28,363		28,363
Net loss				(82,258)	(82,258)
Balance at Dec. 31, 2008		51,000	(17,637)	(165,017)	(131,654)
Balance - shares at Dec. 31, 2008		510,000,000			510,000,000
Contributed services of shareholder			28,165		28,165
Net loss	(108,477)			(108,477)	(108,477)
Balance at Dec. 31, 2009	(211,966)	51,000	10,528	(273,494)	(211,966)
Balance - shares at Dec. 31, 2009		510,000,000			510,000,000
Contributed services of shareholder			28,959		28,959
Net loss	(157,948)			(157,948)	(157,948)
Balance at Dec. 31, 2010	(340,955)	51,000	39,487	(431,442)	510,000,000
Balance - shares at Dec. 31, 2010		510,000,000			510,000,000
Issuance of common stock for subscriptions payable		1,653	31,397		33,050
Issuance of common stock for subscriptions payable - shares	16,525,000	16,525,000			16,525,000
Contributed services of shareholder			11,710		11,710
Net loss	(105,009)			(105,009)	(105,009)
Balance at Jun. 30, 2011	$ (401,204)	$ 52,653	$ 82,594	$ (536,451)	$ (401,204)
Balance - shares at Jun. 30, 2011		526,525,000			526,525,000